Stock-Based Compensation - Summary of Nucor's RSU Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	1,031	1,012	1,122
Granted, Shares	723	790	655
Vested, Shares	(681)	(756)	(752)
Canceled, Shares	(33)	(15)	(13)
Unvested at end of year, Shares	1,040	1,031	1,012
Unvested at beginning of year, Grant Date Fair Value	$ 47.93	$ 45.98	$ 42.51
Granted, Grant Date Fair Value	48.80	47.59	50.63
Vested, Grant Date Fair Value	48.09	44.99	44.90
Canceled, Grant Date Fair Value	46.44	46.61	42.66
Unvested at end of year, Grant Date Fair Value	$ 48.47	$ 47.93	$ 45.98
Restricted Stock Units and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grants	8,706	10,349	11,851